Document and Entity Information Document	Mar. 12, 2021
Written Communications	false
Title of 12(b) Security	Mortgage Bonds, 4.90% Series due October 2066
Amendment Flag	false
Entity File Number	1-31508
Document Type	8-K
Document Period End Date	Mar. 12, 2021
Entity Registrant Name	Entergy Mississippi, LLC
Entity Tax Identification Number	83-1950019
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	308 East Peal Street
Entity Address, City or Town	Jackson
Entity Address, State or Province	MS
Entity Address, Country	US
Entity Address, Postal Zip Code	39201
City Area Code	601
Local Phone Number	368-5000
Entity Central Index Key	0000066901
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Trading Symbol	EMP
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false